Other Current Assets - Schedule of Other Current Assets (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Current Assets [Abstract]
Prepaid operating costs and miscellaneous daily expenses		¥ 9,258	¥ 14,674
Excess input value-added tax (“VAT”) credits	[1]	3,485
Deferred offering costs		1,205
Other		19	135
Total		¥ 13,967	¥ 14,809

[1]	The excess input VAT credits represented VAT already paid or borne by the Group’s PRC entities that are qualified as general VAT taxpayers on the goods purchased which will be utilized to offset against future output VAT when calculating the VAT payable. The VAT balance is recorded either in other current liabilities or other current assets on the consolidated balance sheets.